UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG FUNDS LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2018            (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) January 31, 2018

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 10.1%
Boot Barn Holdings, Inc.*	13,193	$231,273
Chuy’s Holdings, Inc.*	2,891	76,611
Core-Mark Holding Co., Inc.[1]	2,884	63,708
Dana, Inc.	7,596	250,592
Deckers Outdoor Corp.*	1,401	120,080
Eldorado Resorts, Inc.*,1	6,914	238,879
LGI Homes, Inc.*,1	425	28,764
LKQ Corp.*	9,184	386,004
Planet Fitness, Inc., Class A*	9,023	304,616
Tailored Brands, Inc.	8,675	209,848
Total Consumer Discretionary		1,910,375
Consumer Staples - 1.0%
Casey’s General Stores, Inc.[1]	1,530	185,298
Energy - 3.6%
Carrizo Oil & Gas, Inc.*,1	10,210	205,323
GasLog, Ltd. (Monaco)	11,787	238,097
PDC Energy, Inc.*	1,413	73,264
SM Energy Co.[1]	7,293	170,292
Total Energy		686,976
Financials - 5.3%
Argo Group International Holdings, Ltd. (Bermuda)	584	35,799
Aspen Insurance Holdings, Ltd. (Bermuda)	911	34,026
Greenhill & Co., Inc.	4,915	91,174
James River Group Holdings, Ltd. (Bermuda)	3,661	139,118
LPL Financial Holdings, Inc.	3,514	209,645
Signature Bank/New York NY*	1,098	169,092
Webster Financial Corp.[1]	5,852	331,340
Total Financials		1,010,194
Health Care - 24.0%
ABIOMED, Inc.*	1,045	245,575
Acadia Healthcare Co., Inc.*,1	2,725	92,868
ACADIA Pharmaceuticals, Inc.*,1	1,493	44,656
Agios Pharmaceuticals, Inc.*,1	3,711	292,278
Alkermes PLC (Ireland)*	684	39,104
Alnylam Pharmaceuticals, Inc.*	1,551	201,599
Avexis, Inc.*	692	85,621
Bluebird Bio, Inc.*	1,856	380,294
Clovis Oncology, Inc.*	736	44,528
DexCom, Inc.*,1	694	40,391
Exact Sciences Corp.*,1	2,002	99,520

	Shares	Value
Global Blood Therapeutics, Inc.*,1	2,543	$147,240
Insulet Corp.*,1	5,798	443,721
Intrexon Corp.*,1	7,657	99,541
Ionis Pharmaceuticals, Inc.*	1,121	58,875
Lannett Co., Inc.*	4,285	87,200
Merit Medical Systems, Inc.*	5,974	277,492
Nektar Therapeutics*	2,161	180,681
Neurocrine Biosciences, Inc.*	4,740	405,128
Nevro Corp.*,1	3,616	290,220
Novocure, Ltd. (Jersey)*,1	19,452	436,697
PTC Therapeutics, Inc.*	4,743	124,694
Sarepta Therapeutics, Inc.*,1	4,933	323,309
TESARO, Inc.*,1	1,579	106,519
Total Health Care		4,547,751
Industrials - 21.7%
American Woodmark Corp.*	1,198	162,748
AO Smith Corp.	2,862	191,124
Beacon Roofing Supply, Inc.*	2,794	169,037
BMC Stock Holdings, Inc.*	10,982	245,997
Caesarstone, Ltd. (Israel)*	4,356	92,347
Granite Construction, Inc.	4,960	330,782
Herc Holdings, Inc.*	2,573	169,098
JetBlue Airways Corp.*	18,928	394,838
KAR Auction Services, Inc.	11,294	615,975
Knight-Swift Transportation Holdings, Inc.[1]	1,987	98,933
MasTec, Inc.*	8,509	454,381
Meritor, Inc.*	8,677	236,709
TransUnion*	3,753	222,778
Tutor Perini Corp.*	13,102	324,274
Watsco, Inc.	1,410	253,504
Welbilt, Inc.*,1	2,830	63,109
Wesco Aircraft Holdings, Inc.*,1	11,720	83,798
Total Industrials		4,109,432
Information Technology - 27.4%
2U, Inc.*,1	5,355	397,716
Benefitfocus, Inc.*,1	22,431	565,261
Box, Inc., Class A*	16,327	363,112
Conduent, Inc.*	14,167	232,339
Coupa Software, Inc.*	4,347	166,186
FireEye, Inc.*	4,044	60,984
Fortinet, Inc.*	2,737	126,011
Inphi Corp.*,1	2,192	65,475
Integrated Device Technology, Inc.*	11,350	339,365

1

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 27.4% (continued)
Jack Henry & Associates, Inc.	1,234	$153,830
MACOM Technology Solutions Holdings, Inc.*,1	5,028	156,371
Mimecast, Ltd.*	4,083	125,552
MongoDB, Inc.*,1	3,060	82,957
Monolithic Power Systems, Inc.	3,300	393,096
MuleSoft, Inc., Class A*	7,267	178,623
Nutanix, Inc., Class A*	1,739	55,822
Qorvo, Inc.*	2,305	165,430
Rapid7, Inc.*	7,660	183,687
RealPage, Inc.*	3,230	160,692
Semtech Corp.*	13,938	498,980
Twilio, Inc., Class A*,1	2,966	77,828
WEX, Inc.*	1,533	237,324
Wix.com, Ltd. (Israel)*,1	2,450	149,572
Workiva, Inc.*	8,012	178,668
Zendesk, Inc.*	1,786	68,797
Total Information Technology		5,183,678
Materials - 4.3%
Allegheny Technologies, Inc.*	17,152	462,418
Forterra, Inc.*	17,615	122,424
Kraton Corp.*	4,711	236,775
Total Materials		821,617
Real Estate - 0.9%
Healthcare Trust of America, Inc., Class A, REIT	3,459	95,503
Physicians Realty Trust, REIT	4,588	74,785
Total Real Estate		170,288
Utilities - 0.3%
Portland General Electric Co.	1,266	53,615
Total Common Stocks (Cost $14,270,894)		18,679,224

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $3,249,214 or 17.2% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal Amount	Value
Short-Term Investments - 19.0%
Joint Repurchase Agreements - 17.6%[2]
Cantor Fitzgerald Securities, Inc., dated 01/31/18, due 02/01/18, 1.350% total to be received $1,000,038 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 02/25/18 - 09/01/49, totaling $1,020,000)	$1,000,000	$1,000,000
Citibank N.A., dated 01/31/18, due 02/01/18, 1.320% total to be received $330,486 (collateralized by various U.S. Government Agency Obligations, 0.375% - 8.750%, 01/31/19 - 09/09/49, totaling $337,084)	330,474	330,474
Daiwa Capital Markets Americas, dated 01/31/18, due 02/01/18, 1.350% total to be received $1,000,038 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $1,019,973)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 01/31/18, due 02/01/18, 1.360% total to be received $1,000,038 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/16/18 - 12/20/67, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		3,330,474

	Shares
Other Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[3]	263,757	263,757
Total Short-Term Investments (Cost $3,594,231)		3,594,231
Total Investments - 117.6% (Cost $17,865,125)		22,273,455
Other Assets, less Liabilities - (17.6)%		(3,330,336)
Net Assets - 100.0%		$18,943,119

[3]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

2

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$18,679,224	—	—	$18,679,224
Short-Term Investments
Joint Repurchase Agreements	—	$3,330,474	—	3,330,474
Other Investment Companies	263,757	—	—	263,757

Total Investments in Securities	$18,942,981	$3,330,474	—	$22,273,455

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

3

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (unaudited) January 31, 2018

	Shares	Value
Common Stocks - 96.3%
Consumer Discretionary - 13.4%
American Outdoor Brands Corp.*,1	24,578	$293,215
At Home Group, Inc.*,1	25,896	820,385
Barnes & Noble Education, Inc.*	8,600	57,190
Century Casinos, Inc.*	24,500	224,175
Chegg, Inc.*	54,231	939,281
Citi Trends, Inc.	15,000	352,650
Culp, Inc.	5,700	181,260
Del Taco Restaurants, Inc.*	27,619	349,933
Delta Apparel, Inc.*	45,090	841,379
Destination Maternity Corp.*	14,270	36,388
Destination XL Group, Inc.*	123,806	321,896
Grand Canyon Education, Inc.*	15,730	1,462,733
Gray Television, Inc.*	61,050	998,167
Haverty Furniture Cos., Inc.	11,750	262,025
J Alexander’s Holdings, Inc.*	19,000	183,350
Johnson Outdoors, Inc., Class A	1,425	85,885
Kirkland’s, Inc.*	16,700	177,187
Lakeland Industries, Inc.*	29,940	422,154
LGI Homes, Inc.*	21,220	1,436,169
Libbey, Inc.[1]	25,030	176,962
Malibu Boats, Inc., Class A*	76,462	2,543,126
The Marcus Corp.	14,625	380,250
Marine Products Corp.	14,800	216,080
MarineMax, Inc.*	13,044	299,360
MCBC Holdings, Inc.*	13,400	323,878
Monarch Casino & Resort, Inc.*	7,500	341,700
Motorcar Parts of America, Inc.*	11,790	320,924
Overstock.com, Inc.*,1	11,038	758,311
Potbelly Corp.*,1	22,800	275,880
Reading International, Inc., Class A*	12,200	201,178
Red Robin Gourmet Burgers, Inc.*,1	3,620	190,593
RISE Education Cayman, Ltd., ADR (China)*,1	20,275	333,524
Rocky Brands, Inc.	5,725	98,470
Ruth’s Hospitality Group, Inc.	25,200	597,240
Salem Media Group, Inc.	58,681	272,867
Shiloh Industries, Inc.*	23,400	174,330
Shoe Carnival, Inc.	18,900	431,865
SodaStream International, Ltd. (Israel)*	13,996	1,100,505
Spartan Motors, Inc.	13,400	179,560
Stoneridge, Inc.*	18,300	445,422
Superior Uniform Group, Inc.	26,480	623,869

	Shares	Value
Tandy Leather Factory, Inc.*	67,200	$493,920
Tilly’s, Inc., Class A	24,200	361,064
Tower International, Inc.	14,700	443,940
Unifi, Inc.*	8,200	292,002
Universal Electronics, Inc.*	23,720	1,093,492
William Lyon Homes, Class A*	12,578	341,493
ZAGG, Inc.*	53,288	889,910
Total Consumer Discretionary		23,647,137
Consumer Staples - 3.0%
Calavo Growers, Inc.[1]	3,135	272,745
The Chefs’ Warehouse, Inc.*,1	34,759	707,346
Craft Brew Alliance, Inc.*	23,100	446,985
Freshpet, Inc.*	14,638	269,339
John B Sanfilippo & Son, Inc.[1]	10,820	677,548
Landec Corp.*,1	47,530	625,019
Limoneira Co.	8,700	187,485
Medifast, Inc.	5,600	384,776
MGP Ingredients, Inc.[1]	13,983	1,252,038
Primo Water Corp.*,1	34,171	443,198
Total Consumer Staples		5,266,479
Energy - 2.9%
Abraxas Petroleum Corp.*	99,700	238,283
Callon Petroleum Co.*	73,940	839,219
Dawson Geophysical Co.*	46,846	298,877
Era Group, Inc.*	17,100	173,223
GasLog, Ltd. (Monaco)[1]	27,613	557,783
Gulf Island Fabrication, Inc.	32,891	424,294
Gulfport Energy Corp.*	26,850	273,064
Natural Gas Services Group, Inc.*	13,900	382,945
North American Energy Partners, Inc. (Canada)	22,000	105,600
RigNet, Inc.*	5,500	90,750
Ring Energy, Inc.*	79,956	1,103,393
Solaris Oilfield Infrastructure, Inc., Class A*	36,433	687,491
Total Energy		5,174,922
Financials - 17.6%
American National Bankshares, Inc.	5,700	213,180
AMERISAFE, Inc.	21,910	1,331,032
Arrow Financial Corp.[1]	7,833	256,922
Atlas Financial Holdings, Inc.*	21,930	439,697
BankFinancial Corp.	12,200	193,736
Blue Capital Reinsurance Holdings, Ltd. (Bermuda)	25,100	304,965
Bridge Bancorp, Inc.	9,962	341,697

4

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 17.6% (continued)
Bryn Mawr Bank Corp.[1]	9,162	$411,374
Byline Bancorp, Inc.*	44,774	1,001,594
CenterState Bank Corp.	37,342	970,519
Charter Financial Corp.	6,100	117,303
CoBiz Financial, Inc.	33,950	681,037
Compass Diversified Holdings, MLP [1]	113,160	1,912,404
Diamond Hill Investment Group, Inc.	1,400	294,504
Enova International, Inc.*	18,500	331,150
Entegra Financial Corp.*	8,100	228,420
Farmers Capital Bank Corp.	2,800	110,040
Federal Agricultural Mortgage Corp., Class C	5,300	425,325
Federated National Holding Co.	28,300	419,689
First Bancorp	30,530	1,111,292
First Community Bancshares, Inc.	7,600	210,368
First Connecticut Bancorp, Inc./Farmington CT	11,700	294,255
First Defiance Financial Corp.	9,000	500,040
First Financial Corp.	7,900	365,770
Flushing Financial Corp.	13,050	367,488
FS Bancorp, Inc.	2,000	114,700
German American Bancorp, Inc.	25,305	877,830
Hallmark Financial Services, Inc.*	7,900	80,027
Hamilton Lane, Inc., Class A1	13,694	510,512
HCI Group, Inc.	6,800	237,660
Heritage Commerce Corp.	24,356	389,940
Heritage Financial Corp.	35,127	1,081,912
Home Bancorp, Inc.	4,500	192,870
HomeTrust Bancshares, Inc.*	16,100	408,135
Independent Bank Corp.	21,800	502,490
Kingstone Cos., Inc.	45,453	952,240
Kinsale Capital Group, Inc.	20,757	990,524
Live Oak Bancshares, Inc.	18,988	510,777
Marlin Business Services Corp.	7,500	177,750
Mercantile Bank Corp.	32,270	1,125,900
Meta Financial Group, Inc.	4,243	496,431
NMI Holdings, Inc., Class A*	59,007	1,082,778
Northeast Bancorp[1]	14,800	330,780
Northrim BanCorp, Inc.	23,876	798,652
Old Second Bancorp, Inc.	23,300	342,510
Orrstown Financial Services, Inc.	4,000	100,600
Pacific Premier Bancorp, Inc.*	40,565	1,653,024
People’s Utah Bancorp	7,000	221,200
Piper Jaffray Cos.	5,802	535,525

	Shares	Value
Preferred Bank	24,430	$1,573,781
RBB Bancorp	7,800	209,664
Regional Management Corp.*	17,500	496,300
State Bank Financial Corp.	18,160	554,062
TriState Capital Holdings, Inc.*	11,100	266,955
Triumph Bancorp, Inc.*	13,700	527,450
Trupanion, Inc. *,1	15,972	557,742
United Community Financial Corp.	32,300	314,925
Total Financials		31,049,447
Health Care - 17.5%
Accelerate Diagnostics, Inc.*,1	19,351	559,244
Acceleron Pharma, Inc.*	8,775	364,250
Achaogen, Inc.*,1	27,447	301,094
Adamas Pharmaceuticals, Inc.*	12,597	476,670
Addus HomeCare Corp.*	7,400	265,290
Ascendis Pharma A/S, ADR (Denmark)*,1	18,825	959,510
AtriCure, Inc.*	12,978	211,671
Audentes Therapeutics, Inc.*	25,149	882,730
AxoGen, Inc.*,1	57,532	1,599,390
Blueprint Medicines Corp.*	6,514	512,326
Calithera Biosciences, Inc.*	23,751	190,008
CareDx, Inc.*	131,676	790,056
Collegium Pharmaceutical, Inc.*,1	22,638	539,690
CryoLife, Inc.*	11,690	220,357
Deciphera Pharmaceuticals, Inc.*	20,638	536,588
Denali Therapeutics, Inc.*,1	21,473	499,462
Dynavax Technologies Corp.*,1	21,723	349,740
Enzo Biochem, Inc.*	20,900	153,824
Epizyme, Inc.*,1	35,901	579,801
Esperion Therapeutics*	13,122	951,476
Exactech, Inc.*	8,100	405,810
Foundation Medicine, Inc.*	10,518	729,949
Glaukos Corp.*,1	6,421	192,694
Global Blood Therapeutics, Inc.*	4,998	289,384
Heska Corp.*	2,000	155,900
Immunomedics, Inc.*	70,255	1,171,151
Intersect ENT, Inc.*,1	29,111	1,087,296
Invacare Corp.	27,490	505,816
iRhythm Technologies, Inc.*,1	39,577	2,359,977
Lantheus Holdings, Inc.*	19,200	441,600
LeMaitre Vascular, Inc.[1]	11,800	410,640
Loxo Oncology, Inc.*	2,812	285,334
Madrigal Pharmaceuticals, Inc.*	7,658	1,136,600

5

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 17.5% (continued)
MyoKardia, Inc.*,1	17,091	$881,896
National Research Corp., Class A	3,900	146,835
Optinose, Inc.*	14,457	273,960
OrthoPediatrics Corp.*	16,423	279,191
PetIQ, Inc.*,1	30,179	724,296
The Providence Service Corp.*	6,700	431,011
Repligen Corp.*	6,635	234,680
RTI Surgical, Inc.*	94,600	425,700
Sientra, Inc.*	22,255	280,636
Simulations Plus, Inc.	13,500	218,025
Spark Therapeutics, Inc.*,1	4,579	256,653
STAAR Surgical Co.*	17,907	281,140
Surmodics, Inc.*	11,030	323,179
Tabula Rasa HealthCare, Inc.*	14,019	502,301
Tactile Systems Technology, Inc.*,1	54,698	1,724,628
Tivity Health, Inc.*	6,476	250,945
US Physical Therapy, Inc.	11,716	889,830
Utah Medical Products, Inc.	1,500	135,150
Vericel Corp*	60,090	462,693
ViewRay, Inc.*	92,573	826,677
Vocera Communications, Inc.*	32,385	948,880
Xencor, Inc.*	13,475	306,691
Total Health Care		30,920,325
Industrials - 16.9%
ACCO Brands Corp.*	103,633	1,228,051
Aerovironment, Inc.*	12,814	658,127
Air Transport Services Group, Inc.*	32,860	816,900
Allied Motion Technologies, Inc.	7,900	275,315
ArcBest Corp.	10,900	387,495
Armstrong Flooring, Inc.*	18,100	280,369
ASV Holdings, Inc.*	56,394	473,710
AZZ, Inc.	9,710	441,805
Blue Bird Corp.*	15,090	319,154
Broadwind Energy, Inc.*	59,310	146,496
Casella Waste Systems, Inc., Class A*	36,117	923,873
CBIZ, Inc.*	8,600	141,900
Columbus McKinnon Corp.	62,910	2,576,164
Commercial Vehicle Group, Inc.*	20,000	247,400
Covenant Transportation Group, Inc., Class A*	42,874	1,257,494
CRA International, Inc.	8,850	410,905
Ducommun, Inc.*	36,380	1,061,568
Echo Global Logistics, Inc.*	24,625	719,050

	Shares	Value
Ennis, Inc.	44,600	$887,540
Gencor Industries, Inc.*	17,798	299,006
Global Brass & Copper Holdings, Inc.	12,000	385,800
GP Strategies Corp.*	1,200	29,940
The Greenbrier Cos., Inc.[1]	19,197	962,730
Heidrick & Struggles International, Inc.	11,403	301,039
Heritage-Crystal Clean, Inc.*	19,900	432,825
Hudson Technologies, Inc.*	91,510	574,683
InnerWorkings, Inc.*	23,810	238,338
Insteel Industries, Inc.	15,420	483,109
Interface, Inc.	15,020	374,749
Key Technology, Inc.*	5,500	146,410
Lydall, Inc.*	16,312	779,714
Manitex International, Inc.*,1	67,998	696,979
Marten Transport, Ltd.	34,062	790,238
NN, Inc.	61,979	1,784,995
NV5 Global, Inc.*,1	34,965	1,704,544
Old Dominion Freight Line, Inc.	2,045	299,490
Orion Group Holdings, Inc.*	42,800	321,856
Patrick Industries, Inc.*	44,692	2,862,523
PGT Innovations, Inc.*	41,840	667,348
Radiant Logistics, Inc.*	69,220	332,948
Sterling Construction Co., Inc.*	38,216	533,113
Sun Hydraulics Corp.	550	34,144
Titan International, Inc.	25,661	341,548
Transcat, Inc.*	7,500	117,000
Universal Logistics Holdings, Inc.	5,000	116,250
Vectrus, Inc.*	15,400	468,160
Willdan Group, Inc.*	9,844	223,065
YRC Worldwide, Inc.*	12,600	201,222
Total Industrials		29,757,082
Information Technology - 17.9%
8x8, Inc.*	33,374	590,720
Alpha & Omega Semiconductor, Ltd.*	11,200	188,048
Alteryx, Inc., Class A*,1	22,255	609,787
American Software, Inc., Class A	27,550	345,202
Amtech Systems, Inc.*,1	15,700	157,471
Appfolio, Inc., Class A*	9,011	381,616
Appian Corp.*,1	31,877	988,187
Apptio, Inc., Class A*	23,321	595,852
Aquantia Corp.*,1	29,566	386,723
Aspen Technology, Inc.*	4,170	322,967
Bel Fuse, Inc., Class B	12,700	260,985

6

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 17.9% (continued)
Calix, Inc.*	40,400	$258,560
Care.com, Inc.*	65,333	1,198,207
CEVA, Inc.*	15,777	694,188
CommerceHub, Inc.*,1	19,842	401,205
Comtech Telecommunications Corp.	10,500	227,115
Control4 Corp.*	38,577	1,045,823
CTS Corp.	17,300	475,750
Everbridge, Inc.*	70,946	2,290,137
Everi Holdings, Inc.*	24,400	188,856
Five9, Inc.*,1	74,885	1,947,759
Glu Mobile, Inc.*	92,310	345,239
The Hackett Group, Inc.	25,400	406,654
Information Services Group, Inc.*	48,600	207,036
Instructure, Inc.*,1	27,312	980,501
Materialise N.V., ADR (Belgium)*	19,670	252,563
Mimecast, Ltd.*	19,515	600,086
MINDBODY, Inc., Class A*	14,628	514,174
Mitek Systems, Inc.*	122,420	954,876
MongoDB, Inc.*	1,693	45,897
Napco Security Technologies, Inc.*	9,500	86,925
Novanta, Inc.*	46,110	2,669,769
NVE Corp.	5,000	419,100
PC Connection, Inc.	25,906	678,737
PC-Tel, Inc.	13,900	99,524
Points International, Ltd. (Canada)*	9,700	114,072
PROS Holdings, Inc.*	20,299	589,483
QAD, Inc., Class A	9,400	405,140
Quotient Technology, Inc.*	57,047	673,155
Rapid7, Inc.*	12,806	307,088
Sapiens International Corp. N.V. (Israel)[1]	66,070	821,911
Talend, S.A., ADR (France)*	29,402	1,145,796
TechTarget, Inc.*	78,227	1,226,599
TESSCO Technologies, Inc.	45,742	1,004,037
Tyler Technologies, Inc.*	5,740	1,156,667
Unisys Corp.*,1	21,400	190,460
USA Technologies, Inc.*,1	132,600	1,120,470
Varonis Systems, Inc.*	4,987	270,794
Veritone, Inc.*,1	4,459	79,147
Vishay Precision Group, Inc.*	14,380	394,012

	Shares	Value
Xplore Technologies Corp.*	56,203	$155,120
Total Information Technology		31,470,190
Materials - 4.3%
AgroFresh Solutions, Inc.*	33,200	250,328
Ampco-Pittsburgh Corp.	13,900	189,040
FutureFuel Corp.	25,480	341,432
Koppers Holdings, Inc.*	22,815	1,044,927
Materion Corp.	8,125	403,813
Myers Industries, Inc.	18,300	384,300
OMNOVA Solutions, Inc.*	151,261	1,663,871
Ryerson Holding Corp.*	46,209	462,090
Universal Stainless & Alloy Products, Inc.*	81,782	2,107,522
US Concrete, Inc.*,1	10,018	779,901
Total Materials		7,627,224
Real Estate - 1.7%
CatchMark Timber Trust, Inc., Class A, REIT	16,400	215,988
Community Healthcare Trust, Inc., REIT [1]	42,470	1,131,401
Gramercy Property Trust, REIT	6,948	175,367
LaSalle Hotel Properties, REIT	9,750	297,765
MedEquities Realty Trust, Inc., REIT	9,200	100,464
NexPoint Residential Trust, Inc., REIT	14,792	392,135
UMH Properties, Inc., REIT	25,830	345,605
Whitestone, REIT	22,100	290,394
Total Real Estate		2,949,119
Telecommunication Services - 0.6%
Boingo Wireless, Inc.*	44,380	1,076,215
Utilities - 0.5%
Artesian Resources Corp., Class A	5,500	204,490
Middlesex Water Co.	4,600	173,236
Unitil Corp.	12,610	557,488
Total Utilities		935,214
Total Common Stocks (Cost $108,895,157)		169,873,354
Exchange Traded Funds - 0.0%
SPDR S&P Regional Banking ETF[1] (Cost $10,621)	550	34,265

7

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 13.3%
Joint Repurchase Agreements - 9.6%[2]
Cantor Fitzgerald Securities, Inc., dated 01/31/18, due 02/01/18, 1.350% total to be received $3,991,093 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 02/25/18 - 09/01/49, totaling $4,070,762)	$3,990,943	$3,990,943
Daiwa Capital Markets America dated 01/31/18, due 02/01/18, 1.350% total to be received $3,991,093 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $4,070,655)	3,990,943	3,990,943
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 01/31/18, due 02/01/18, 1.340% total to be received $839,634 (collateralized by various U.S. Government Agency Obligations, 1.375% - 2.125%, 03/31/24 - 02/15/44, totaling $856,395)	839,603	839,603
MUFG Securities America, Inc., dated 01/31/18, due 02/01/18, 1.330% total to be received $3,991,090 (collateralized by various U.S. Government Agency Obligations, 1.915% - 5.097%, 08/01/19 - 02/01/48, totaling $4,070,762)	3,990,943	3,990,943

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $16,288,304 or 9.2% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Principal Amount	Value
State of Wisconsin Investment Board, dated 01/31/18, due 02/01/18, 1.590% total to be received $3,991,076 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/19 - 02/15/46, totaling $4,070,754)	$3,990,900	$3,990,900
Total Joint Repurchase Agreements		16,803,332

	Shares
Other Investment Companies - 3.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.21%[3]	6,551,576	6,551,576
Total Short-Term Investments (Cost $23,354,908)		23,354,908
Total Investments - 109.6% (Cost $132,260,686)		193,262,527
Other Assets, less Liabilities - (9.6)%		(16,890,890)
Net Assets - 100.0%		$176,371,637

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$169,873,354	—	—	$169,873,354
Exchange Traded Funds	34,265	—	—	34,265
Short-Term Investments
Joint Repurchase Agreements	—	$16,803,332	—	16,803,332
Other Investment Companies	6,551,576	—	—	6,551,576

Total Investments in Securities	$176,459,195	$16,803,332	—	$193,262,527

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

8

AMG GW&K Core Bond Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Principal Amount	Value
Corporate Bonds and Notes - 43.2%
Financials - 18.4%
American Tower Corp.
3.375%, 10/15/26	$2,293,000	$2,213,822
Bank of America Corp.
3.875%, 08/01/25	5,243,000	5,432,738
Berkshire Hathaway, Inc.
3.125%, 03/15/26	4,939,000	4,884,826
Crown Castle International Corp.
5.250%, 01/15/23	4,943,000	5,372,243
The Goldman Sachs Group, Inc.
6.125%, 02/15/33	4,562,000	5,667,577
Host Hotels & Resorts LP, Series C
4.750%, 03/01/23	3,510,000	3,678,181
Morgan Stanley, GMTN
5.500%, 07/28/21	4,862,000	5,260,183
National Rural Utilities Cooperative Finance Corp.
3.250%, 11/01/25	3,662,000	3,676,640
US Bancorp, MTN
2.950%, 07/15/22	6,537,000	6,527,813
Visa, Inc.
3.150%, 12/14/25	3,680,000	3,676,440
Wells Fargo & Co.
(3-Month LIBOR plus 0.930%) 2.343%, 02/11/22[1]	7,810,000	7,934,366
Weyerhaeuser Co.
7.375%, 03/15/32	2,391,000	3,234,648
Total Financials		57,559,477
Industrials - 24.8%
AbbVie, Inc.
3.200%, 11/06/22	3,691,000	3,704,553
Apple, Inc.
(3-Month LIBOR plus 0.500%) 1.903%, 02/09/22[1]	7,850,000	7,965,717
AT&T, Inc.
3.200%, 03/01/22	6,150,000	6,171,137
Automatic Data Processing, Inc.
3.375%, 09/15/25	4,728,000	4,815,500
Burlington Northern Santa Fe LLC
6.150%, 05/01/37	2,991,000	3,919,397
Comcast Corp.
7.050%, 03/15/33	2,062,000	2,800,812
CVS Health Corp.
5.125%, 07/20/45	3,005,000	3,371,913
Georgia-Pacific LLC
8.000%, 01/15/24	2,523,000	3,171,414
International Paper Co.
3.000%, 02/15/27	5,509,000	5,267,302

	Principal Amount	Value
Kaiser Foundation Hospitals
3.150%, 05/01/27	$3,387,000	$3,331,744
McDonald’s Corp., MTN
3.700%, 01/30/26	3,625,000	3,713,358
Microsoft Corp.
3.750%, 02/12/45	3,530,000	3,611,608
Mohawk Industries, Inc.
3.850%, 02/01/23	3,629,000	3,722,340
Molson Coors Brewing Co.
3.000%, 07/15/26	3,657,000	3,490,485
Omnicom Group, Inc.
3.600%, 04/15/26	3,666,000	3,653,507
Oracle Corp.
3.800%, 11/15/37	2,870,000	2,948,813
Owens Corning
4.200%, 12/15/22	3,691,000	3,832,607
Verizon Communications, Inc.
4.400%, 11/01/34	5,190,000	5,273,460
The Walt Disney Co., MTN
2.950%, 06/15/27	3,100,000	3,034,161
Total Industrials		77,799,828
Total Corporate Bonds and Notes (Cost $136,212,447)		135,359,305
Municipal Bonds - 7.4%
Los Angeles Unified School District
5.750%, 07/01/34	4,505,000	5,658,145
State of California
7.550%, 04/01/39	4,315,000	6,724,021
New Jersey Transportation Trust Fund Authority
5.754%, 12/15/28	3,515,000	3,955,184
Metropolitan Transportation Authority
6.687%, 11/15/40	2,830,000	3,899,683
JobsOhio Beverage System
4.532%, 01/01/35	2,795,000	3,047,612
Total Municipal Bonds (Cost $22,866,563)		23,284,645
U.S. Government and Agency Obligations - 47.7%
Fannie Mae - 25.5%
Fannie Mae Pool,
3.500%, 07/01/28 to 02/01/46	8,646,581	8,813,358
4.000%, 01/01/29 to 03/01/44	10,227,099	10,610,305
4.500%, 04/01/39 to 06/01/46	30,455,589	32,510,037
5.000%, 02/01/34 to 08/01/40	13,470,917	14,555,084
5.500%, 08/01/37 to 10/01/41	12,227,192	13,464,742
Total Fannie Mae		79,953,526
Freddie Mac - 4.3%
Freddie Mac Gold Pool,
3.500%, 11/01/25 to 05/01/44	5,451,085	5,598,621
4.000%, 05/01/26	259,437	270,256

9

AMG GW&K Core Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 4.3% (continued)
Freddie Mac Gold Pool,
5.000%, 01/01/40 to 07/01/44	$6,747,084	$7,353,603
Total Freddie Mac		13,222,480
U.S. Treasury Obligations - 17.9%
U.S. Treasury Bonds,
3.500%, 02/15/39	2,923,000	3,218,154
U.S. Treasury Note,
1.750%, 03/31/22	3,402,000	3,308,179
United States Treasury Bonds,
4.500%, 02/15/36	9,834,000	12,212,791
6.250%, 08/15/23	17,746,000	21,135,417
United States Treasury Notes,
2.000%, 11/30/22	16,623,000	16,232,749
Total U.S. Treasury Obligations		56,107,290
Total U.S. Government and Agency Obligations (Cost $152,640,797)		149,283,296

[1]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2018.
[2]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Short-Term Investments - 1.1%
Other Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[2]	3,512,941	$3,512,941
Total Short-Term Investments (Cost $3,512,941)		3,512,941
Total Investments - 99.4% (Cost $315,232,748)		311,440,187
Other Assets, less Liabilities - 0.6%		1,954,157
Net Assets - 100.0%		$313,394,344

GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$135,359,305	—	$135,359,305
Municipal Bonds	—	23,284,645	—	23,284,645
U.S. Government and Agency Obligations†	—	149,283,296	—	149,283,296
Short-Term Investments
Other Investment Companies	$3,512,941	—	—	3,512,941

Total Investments in Securities	$3,512,941	$307,927,246	—	$311,440,187

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

10

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

11

Notes to Schedules of Portfolio of Investments (unaudited)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

12

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (unaudited) January 31, 2018

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 13.5%
1-800-Flowers.com, Inc., Class A*	17,600	$183,480
Amazon.com, Inc.*	1,058	1,535,042
Asbury Automotive Group, Inc.*	8,078	586,867
Best Buy Co., Inc.	2,515	183,746
Bridgepoint Education, Inc.*	14,009	108,289
Cambium Learning Group, Inc.*	15,810	110,986
Comcast Corp., Class A	3,542	150,641
Crocs, Inc.*	75,023	1,013,561
Entravision Communications Corp., Class A	7,094	49,303
Extended Stay America, Inc. (Units)	13,285	268,755
Graham Holdings Co., Class B	662	393,526
The Home Depot, Inc.	1,129	226,816
International Speedway Corp., Class A	5,124	237,754
Johnson Outdoors, Inc., Class A	9,947	599,506
Kirkland’s, Inc.*	7,831	83,087
Liberty Media Corp-Liberty SiriusXM*	19,069	858,296
Lowe’s Cos, Inc.	6,998	732,900
MCBC Holdings, Inc.*	34,616	836,669
The Michaels Cos., Inc.*	954	25,634
Netflix, Inc.*	1,041	281,382
Office Depot, Inc.	27,549	89,534
Standard Motor Products, Inc.	3,900	186,810
Stoneridge, Inc.*	7,281	177,219
Taylor Morrison Home Corp., Class A*	36,412	925,957
Tenneco, Inc.	1,765	102,388
Tilly’s, Inc., Class A	3,253	48,535
tronc, Inc.*	3,849	78,520
The Walt Disney Co.	643	69,875
Total Consumer Discretionary		10,145,078
Consumer Staples - 7.0%
Central Garden & Pet Co.*,1	8,781	344,127
Central Garden & Pet Co., Class A*	11,889	448,453
The Coca-Cola Co.	2,093	99,606
Medifast, Inc.	9,924	681,878
National Beverage Corp.[1]	6,098	673,646
Natural Grocers by Vitamin Cottage, Inc.*	12,714	109,341
PepsiCo, Inc.	950	114,285
Philip Morris International, Inc.	783	83,961
The Procter & Gamble Co.	3,153	272,230
Seaboard Corp.	15	65,040
Tyson Foods, Inc., Class A	16,596	1,263,122

	Shares	Value
United Natural Foods, Inc.*	425	$20,230
US Foods Holding Corp.*	23,659	760,164
USANA Health Sciences, Inc.*	4,059	303,004
Total Consumer Staples		5,239,087
Energy - 5.4%
Abraxas Petroleum Corp.*	93,591	223,682
Cabot Oil & Gas Corp.	20,134	530,531
Chevron Corp.	1,910	239,418
Devon Energy Corp.	3,780	156,379
Exterran Corp.*	3,465	100,069
Exxon Mobil Corp.	6,992	610,402
Marathon Petroleum Corp.	9,400	651,138
Phillips 66	4,600	471,040
Renewable Energy Group, Inc.*	16,184	173,169
Valero Energy Corp.	5,800	556,626
W&T Offshore, Inc.*	67,152	325,016
Total Energy		4,037,470
Financials - 14.5%
Arch Capital Group, Ltd. (Bermuda)*	11,700	1,063,998
The Bancorp, Inc.*	6,603	69,794
Bank of America Corp.	12,444	398,208
BankFinancial Corp.	1,235	19,612
Berkshire Hathaway, Inc., Class B*	10,287	2,205,327
Brown & Brown, Inc.	25,500	1,338,240
Canadian Imperial Bank of Commerce (Canada)	1,823	180,513
Capital City Bank Group, Inc.	805	19,747
Central Valley Community Bancorp	2,657	51,519
Citigroup, Inc.	4,100	321,768
CNA Financial Corp.	17,972	973,364
Discover Financial Services	6,597	526,441
Employers Holdings, Inc.	11,883	503,839
Enterprise Financial Services Corp.	2,000	97,300
Erie Indemnity Co., Class A	2,000	237,520
Everest Re Group, Ltd. (Bermuda)	2,200	505,560
First Defiance Financial Corp.	1,481	82,284
First Financial Corp.	525	24,307
First Hawaiian, Inc.	970	28,033
First Interstate BancSystem, Inc., Class A	4,099	171,543
GAMCO Investors, Inc., Class A1	4,750	140,030
HomeTrust Bancshares, Inc.*	1,014	25,705
Houlihan Lokey, Inc.	764	36,443
Independent Bank Corp.	1,999	46,077
JPMorgan Chase & Co.	6,852	792,571

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 14.5% (continued)
National Western Life Group, Inc., Class A	103	$33,362
Old Second Bancorp, Inc.	3,592	52,802
Pzena Investment Management, Inc., Class A	9,035	113,028
Shore Bancshares, Inc.	6,263	114,112
Sierra Bancorp	3,100	84,878
SunTrust Banks, Inc.	3,197	226,028
Timberland Bancorp, Inc.	3,715	103,648
Wells Fargo & Co.	5,438	357,712
Total Financials		10,945,313
Health Care - 13.2%
Agilent Technologies, Inc.	1,239	90,980
Amgen, Inc.	6,296	1,171,371
AngioDynamics, Inc.*	5,317	92,569
Anika Therapeutics, Inc.*	9,000	600,480
Atrion Corp.	251	144,425
Biogen, Inc.*	1,735	603,450
BioSpecifics Technologies Corp.*	3,020	129,316
Bioverativ, Inc.*	867	89,353
Cantel Medical Corp.	2,899	321,586
Catalent, Inc.*	7,139	332,249
Centene Corp.*	10,956	1,174,922
Charles River Laboratories International, Inc.*	5,950	627,368
Concert Pharmaceuticals, Inc.*	970	19,478
CytomX Therapeutics, Inc.*,1	8,890	237,808
Durect Corp.*	19,652	23,386
Haemonetics Corp.*	571	36,915
Halozyme Therapeutics, Inc.*,1	10,493	196,009
IDEXX Laboratories, Inc.*	353	66,025
Johnson & Johnson	4,714	651,428
McKesson Corp.	1,199	202,487
Merck & Co., Inc.	684	40,527
OraSure Technologies, Inc.*	9,021	196,297
Pfizer, Inc.	5,778	214,017
Phibro Animal Health Corp., Class A	523	17,808
The Providence Service Corp.*	4,454	286,526
Simulations Plus, Inc.	1,181	19,073
Triple-S Management Corp.,
Class B (Puerto Rico)*	760	17,465
UnitedHealth Group, Inc.	8,199	1,941,359
WellCare Health Plans, Inc.*	2,003	421,391
Total Health Care		9,966,068

	Shares	Value
Industrials - 11.6%
Alaska Air Group, Inc.	17,694	$1,163,027
Allison Transmission Holdings, Inc.	22,735	1,005,796
ARC Document Solutions, Inc.*	112,702	272,739
The Boeing Co.	58	20,553
BWX Technologies, Inc.	25,947	1,646,078
Continental Building Products, Inc.*	23,053	655,858
Copa Holdings, S.A., Class A (Panama)	2,743	379,439
Covenant Transportation Group, Inc., Class A*	1,386	40,651
Delta Air Lines, Inc.	2,728	154,869
HEICO Corp., Class A	311	20,463
Huntington Ingalls Industries, Inc.	5,799	1,377,495
Hurco Cos., Inc.	4,182	188,817
ICF International, Inc.*	1,569	83,314
Meritor, Inc.*	1,012	27,607
RPX Corp.	42,786	600,715
Rush Enterprises, Inc., Class B*	6,529	331,804
Southwest Airlines Co.	4,500	273,600
TPI Composites, Inc.*	1,903	38,212
UniFirst Corp.	3,000	495,900
Total Industrials		8,776,937
Information Technology - 25.0%
Aerohive Networks, Inc.*,1	46,623	191,621
Alphabet, Inc., Class A*	801	946,958
Alphabet, Inc., Class C*	814	952,331
Appfolio, Inc., Class A*	2,427	102,783
Apple, Inc.	13,689	2,291,949
CACI International, Inc., Class A*	4,423	621,653
Cadence Design Systems, Inc.*	5,144	230,760
Care.com, Inc.*	3,364	61,696
CDW Corp.	8,540	638,707
Cisco Systems, Inc.	2,742	113,903
CommerceHub, Inc.*	15,931	307,309
CSG Systems International, Inc.	3,296	148,880
Diodes, Inc.*	1,286	36,252
Extreme Networks, Inc.*	29,675	446,015
Facebook, Inc., Class A*	6,306	1,178,528
FormFactor, Inc.*	22,502	322,904
Intel Corp.	2,795	134,551
KLA-Tencor Corp.	2,029	222,784
Mastercard, Inc., Class A	12,479	2,108,951
Microsoft Corp.	22,700	2,156,727
MoneyGram International, Inc.*	3,471	41,930

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 25.0% (continued)
Oracle Corp.	583	$30,077
PC Connection, Inc.	9,242	242,140
Progress Software Corp.	26,502	1,320,595
QAD, Inc., Class A	9,851	424,578
Rudolph Technologies, Inc.*	16,756	439,007
salesforce.com, Inc.*	1,696	193,191
ServiceNow, Inc.*	326	48,532
TechTarget, Inc.*	4,156	65,166
Trimble, Inc.*	5,028	221,735
Virtusa Corp.*	1,224	54,615
Visa, Inc., Class A	18,303	2,273,782
Zix Corp.*	38,333	162,149
Zynga, Inc., Class A*	39,005	139,638
Total Information Technology		18,872,397
Materials - 4.4%
AdvanSix, Inc.*	4,109	162,141
Boise Cascade Co.	6,408	284,835
Cabot Corp.	12,639	854,902
Crown Holdings, Inc.*	653	37,907
Graphic Packaging Holding Co.	25,299	408,579
LyondellBasell Industries NV, Class A	7,700	922,768
SunCoke Energy, Inc.*	19,031	211,244
Trecora Resources*	5,400	71,820
Valhi, Inc.	7,299	42,261
Valvoline, Inc.	11,424	281,602
Total Materials		3,278,059
Real Estate - 0.7%
American Homes 4 Rent, Class A, REIT	11,900	247,401
American Tower Corp., REIT	481	71,044
Columbia Property Trust, Inc., REIT	2,307	50,500
Equity Commonwealth, REIT *	1,867	55,842
Park Hotels & Resorts, Inc., REIT	3,564	103,035
Total Real Estate		527,822

	Shares	Value
Telecommunication Services - 1.9%
AT&T, Inc.	10,870	$407,081
Boingo Wireless, Inc.*	12,095	293,304
United States Cellular Corp.*	16,413	596,941
Verizon Communications, Inc.	2,873	155,343
Total Telecommunication Services		1,452,669
Utilities - 1.5%
American Water Works Co., Inc.	4,551	378,507
Atlantic Power Corp.*	61,404	128,948
Hawaiian Electric Industries, Inc.	10,503	358,257
PNM Resources, Inc.	1,266	48,235
Vectren Corp.	4,069	246,703
Total Utilities		1,160,650
Total Common Stocks (Cost $46,716,255)		74,401,550

	Principal Amount
Short-Term Investments - 2.7%
Joint Repurchase Agreements - 1.3%[2]
Cantor Fitzgerald Securities, Inc., dated 01/31/18, due 02/01/18, 1.350% total to be received $990,960 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.500%, 02/25/18 - 09/01/49, totaling $1,010,741)	$990,923	990,923

	Shares
Other Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[3]	1,019,475	1,019,475
Total Short-Term Investments (Cost $2,010,398)		2,010,398
Total Investments - 101.4% (Cost $48,726,653)		76,411,948
Other Assets, less Liabilities - (1.4)%		(1,062,587)
Net Assets - 100.0%		$75,349,361

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $959,268 or 1.3% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$74,401,550	—	—	$74,401,550
Short-Term Investments
Joint Repurchase Agreements	—	$990,923	—	990,923
Other Investment Companies	1,019,475	—	—	1,019,475

Total Investments in Securities	$75,421,025	$990,923	—	$76,411,948

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (unaudited) January 31, 2018

	Shares	Value
Long Positions - 93.6%
Common Stocks - 53.6%
Consumer Discretionary - 5.1%
American Axle & Manufacturing Holdings, Inc.*,1,2	13,318	$235,063
American Eagle Outfitters, Inc.[2]	14,497	260,946
Bassett Furniture Industries, Inc.	122	4,142
Beazer Homes USA, Inc.*	701	12,996
Bridgepoint Education, Inc.*	12,883	99,586
Cambium Learning Group, Inc.*	2,589	18,175
Career Education Corp.*,2	2,847	35,303
Central European Media Enterprises, Ltd.,
Class A (Bermuda)*	1,309	6,218
Cinemark Holdings, Inc.[1]	253	9,310
Crocs, Inc.*	27,374	369,823
Francesca’s Holdings Corp.*,2	5,142	29,978
Genesco, Inc.*,2	1,805	62,904
Groupon, Inc.*,1	41	217
Haverty Furniture Cos., Inc.	7,154	159,534
International Speedway Corp., Class A	284	13,178
Kirkland’s, Inc.*,2	2,576	27,331
La Quinta Holdings, Inc.*	621	12,376
The Madison Square Garden Co., Class A*	8	1,727
The Michaels Cos., Inc.*,2	5,916	158,963
Nautilus, Inc.*	2,141	27,512
Scientific Games Corp.*,2	196	9,143
Shoe Carnival, Inc.	1,099	25,112
Tile Shop Holdings, Inc.	609	5,694
The Wendy’s Co.[1,2]	28,306	457,991
Total Consumer Discretionary		2,043,222
Consumer Staples - 1.4%
Lifevantage Corp.*	14	62
Monster Beverage Corp.*,2	547	37,322
Sprouts Farmers Market, Inc.*	179	4,999
United Natural Foods, Inc.*,2	3,693	175,787
Weis Markets, Inc.	8,984	357,204
Total Consumer Staples		575,374
Energy - 2.2%
Adams Resources & Energy, Inc.[2]	770	34,265
Cabot Oil & Gas Corp.[2]	8,159	214,990
Centennial Resource Development, Inc., Class A*,1,2	8,840	180,424
Erin Energy Corp.*,2	13,135	39,405
Evolution Petroleum Corp.[2]	7,742	59,226

	Shares	Value
Exterran Corp.*	46	$1,329
Marathon Petroleum Corp.[2]	3,371	233,509
Teekay Tankers, Ltd., Class A (Bermuda)	131	166
TETRA Technologies, Inc.*	20,333	78,079
Willbros Group, Inc.*	3,614	4,012
World Fuel Services Corp.[2]	964	26,886
Total Energy		872,291
Financials - 15.2%
American Express Co.[2]	687	68,288
American Financial Group, Inc.	901	102,119
The Bancorp, Inc.*	1,260	13,318
BancorpSouth Bank	2,774	93,068
BankFinancial Corp.[2]	9,202	146,128
BGC Partners, Inc., Class A2	28,888	413,387
Capital City Bank Group, Inc.[2]	4,570	112,102
Century Bancorp, Inc. , Class A2	4,888	391,773
CNA Financial Corp.[2]	8,566	463,935
Dynex Capital, Inc., REIT [2]	18,231	118,501
Employers Holdings, Inc.[2]	8,984	380,922
Essent Group, Ltd.*,2	10,382	482,971
First American Financial Corp.[2]	1,177	69,525
First Financial Corp.	1,672	77,414
GAMCO Investors, Inc., Class A2	957	28,212
Heartland Financial USA, Inc.[2]	8,170	434,235
Heritage Commerce Corp.[2]	2,375	38,024
Independent Bank Corp. [2]	14,971	345,082
JPMorgan Chase & Co.[2]	4,075	471,355
Lazard, Ltd., Class A2	5,917	346,559
Macatawa Bank Corp.[2]	19,787	204,993
Marlin Business Services Corp.	2,315	54,866
Mercury General Corp.	2,158	105,634
National General Holdings Corp.[2]	9,850	197,197
Old Republic International Corp.	10,258	220,444
Old Second Bancorp, Inc.[2]	3,849	56,580
OM Asset Management PLC, PLC (United Kingdom)[2]	1,121	20,055
Orrstown Financial Services, Inc.	1,979	49,772
Riverview Bancorp, Inc.	9,432	90,359
Shore Bancshares, Inc.[2]	11,811	215,196
State Bank Financial Corp.[2]	4,899	149,468
TFS Financial Corp.	9,559	139,753
Westwood Holdings Group, Inc.[2]	825	54,013
Total Financials		6,155,248

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 3.0%
Castlight Health Inc. , Class B*,1	18,704	$69,205
Acorda Therapeutics, Inc.*	427	11,081
Allscripts Healthcare Solutions, Inc.*,2	2,827	42,150
Aratana Therapeutics, Inc.*	4	18
BioSpecifics Technologies Corp.*,2	1,045	44,747
Cambrex Corp.*,2	465	26,203
Celgene Corp.*,2	486	49,164
Corcept Therapeutics, Inc.*,2	2,115	48,677
CytomX Therapeutics, Inc.*	1,321	35,337
Exelixis, Inc.*	161	4,880
Halozyme Therapeutics, Inc.*,1	7,775	145,237
Premier, Inc., Class A*,1,2	13,962	453,067
Protagonist Therapeutics, Inc.*	567	12,962
RTI Surgical, Inc.*	837	3,766
Sangamo Therapeutics, Inc.*,1	1,556	32,443
Triple-S Management Corp., Class B (Puerto Rico)*	1,701	39,089
Veeva Systems, Inc., Class A*	1,668	104,850
Vertex Pharmaceuticals, Inc.*,2	481	80,264
Total Health Care		1,203,140
Industrials - 7.9%
Alaska Air Group, Inc.	500	32,865
ARC Document Solutions, Inc.*,2	34,684	83,935
Builders FirstSource, Inc.*	2,292	49,095
CAI International, Inc.*	38	1,074
Copa Holdings, S.A., Class A (Panama)[2]	1,590	219,945
Copart, Inc.*,2	1,057	46,582
Covenant Transportation Group, Inc., Class A*,2	7,193	210,971
Donaldson Co., Inc.	331	16,768
Gardner Denver Holdings, Inc.*	63	2,179
Harsco Corp.*	5,626	100,705
Hawaiian Holdings, Inc.[2]	3,509	131,061
HD Supply Holdings, Inc.*,2	9,370	364,399
Heidrick & Struggles International, Inc.	6,784	179,098
Herman Miller, Inc.[2]	178	7,209
Hurco Cos., Inc.[2]	1,562	70,524
JELD-WEN Holding, Inc.*	3,267	128,328
Kforce, Inc.[2]	1,947	50,525
Navistar International Corp.*,2	3,653	167,417
Pitney Bowes, Inc.[2]	3,114	43,939
Rollins, Inc.[2]	7,672	378,536
Rush Enterprises, Inc., Class A*,2	1,320	71,346

	Shares	Value
Rush Enterprises, Inc., Class B*,2	210	$10,672
The Toro Co.[2]	6,438	422,655
TPI Composites, Inc.*	755	15,160
TrueBlue, Inc.*,2	1,884	51,527
Universal Logistics Holdings, Inc.	7,493	174,212
YRC Worldwide, Inc.*,2	11,040	176,309
Total Industrials		3,207,036
Information Technology - 9.7%
Aerohive Networks, Inc.*,1	17,165	70,548
Appfolio, Inc., Class A*	1	42
Atlassian Corp. PLC, Class A (Australia)*,2	1,723	93,025
Cadence Design Systems, Inc.*	4,831	216,719
Ciena Corp.*	8,332	177,305
Convergys Corp.[2]	3,760	87,495
CSG Systems International, Inc.	1,866	84,287
Extreme Networks, Inc.*,2	7,451	111,989
Facebook, Inc., Class A*,2	1,785	333,599
Fair Isaac Corp.[2]	1,723	297,493
GoDaddy, Inc., Class A*	7,240	399,865
Keysight Technologies, Inc.*	10,018	468,041
NetScout Systems, Inc.*,1,2	2,871	81,823
ON Semiconductor Corp.*,2	12,485	308,879
ServiceNow, Inc.*,2	1,480	220,328
ServiceSource International, Inc.*,1	4	14
Switch, Inc., Class A1	7,456	120,936
Synaptics, Inc.*,2	1,562	67,697
Synopsys, Inc.*,2	4,782	442,861
XO Group, Inc.*,2	3,892	74,337
Zix Corp.*,2	10,269	43,438
Zynga, Inc., Class A*	59,434	212,774
Total Information Technology		3,913,495
Materials - 4.9%
AdvanSix, Inc.*	202	7,971
AptarGroup, Inc.	337	29,460
Boise Cascade Co.[2]	13,456	598,119
Cabot Corp.[2]	3,980	269,207
Crown Holdings, Inc.*,2	5,282	306,620
Freeport-McMoRan, Inc.*,2	1,444	28,158
Greif, Inc., Class B2	3,367	214,310
Kraton Corp.*,2	4,160	209,082
Louisiana-Pacific Corp.*	1,185	35,088
OMNOVA Solutions, Inc.*	1,774	19,514
Schweitzer-Mauduit International, Inc.[2]	514	23,274

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.9% (continued)
Silgan Holdings, Inc.	3,810	$113,881
SunCoke Energy, Inc.*,1	11,623	129,015
Total Materials		1,983,699
Real Estate - 3.1%
Altisource Portfolio Solutions, S.A. (Luxembourg)*,1	3,117	87,276
Apple Hospitality REIT, Inc., REIT [2]	5,088	99,165
Duke Realty Corp., REIT	6,733	177,819
Forest City Realty Trust, Inc., Class A, REIT [2]	7,281	170,885
Gaming and Leisure Properties, Inc., REIT [2]	4,092	149,112
HFF, Inc., Class A	1,811	89,119
Marcus & Millichap, Inc.*	4,490	146,598
Weingarten Realty Investors, REIT [2]	10,661	315,033
Total Real Estate		1,235,007
Utilities - 1.1%
Atlantic Power Corp.*,2	22,099	46,408
NRG Yield, Inc., Class A1,2	19,727	371,459
OGE Energy Corp.	395	12,719
Vectren Corp.	312	18,917
Total Utilities		449,503
Total Common Stocks (Cost $19,994,094)		21,638,015

	Principal Amount
Short-Term Investments - 40.0%
Joint Repurchase Agreements - 2.4%[3]
Daiwa Capital Markets America, dated 01/31/18, due 02/01/18, 1.350% total to be received $ 957,178 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $976,259)	$957,142	957,142

	Shares
Other Investment Companies - 37.6%[4]
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[5]	15,201,530	15,201,530
Total Short-Term Investments (Cost $16,158,672)		16,158,672
Total Investments - 93.6% (Cost $36,152,766)		37,796,687
Short Sales - (53.1%)[6]
Common Stocks - (53.1%)
Consumer Discretionary - (4.8%)
AutoNation, Inc. *	(3,807)	(229,257)

	Shares	Value
AV Homes, Inc. *	(408)	$(6,895)
Biglari Holdings, Inc. *	(662)	(273,201)
CBS Corp., Class B	(1,660)	(95,633)
Clarus Corp. *	(5,152)	(38,382)
DineEquity, Inc.	(2,482)	(137,453)
Drive Shack, Inc. *	(36,322)	(188,148)
Global Eagle Entertainment, Inc. *	(10,804)	(31,224)
Iconix Brand Group, Inc. *	(14,058)	(17,572)
iRobot Corp. *	(2,077)	(184,334)
Mattel, Inc.	(1,527)	(24,188)
Meredith Corp.	(856)	(56,616)
Mohawk Industries, Inc. *	(372)	(104,554)
Monro, Inc.	(2,484)	(140,346)
Newell Brands, Inc.	(5,391)	(142,538)
Nutrisystem, Inc.	(139)	(6,012)
Tesla, Inc. *	(686)	(243,057)
Thor Industries, Inc.	(2)	(273)
Zoe’s Kitchen, Inc. *	(2,372)	(34,916)
Total Consumer Discretionary		(1,954,599)
Consumer Staples - (2.8%)
Calavo Growers, Inc.	(2,505)	(217,935)
Constellation Brands, Inc., Class A	(88)	(19,313)
Coty, Inc., Class A	(10,409)	(204,120)
e.l.f. Beauty, Inc. *	(3)	(62)
Edgewell Personal Care Co. *	(3,585)	(202,409)
Energizer Holdings, Inc.	(2,631)	(153,177)
The Kraft Heinz Co.	(2,668)	(209,145)
Limoneira Co.	(295)	(6,357)
WD-40 Co.	(955)	(118,181)
Total Consumer Staples		(1,130,699)
Energy - (1.3%)
Gener8 Maritime, Inc. *	(16)	(94)
Green Plains, Inc.	(4,135)	(72,362)
Halliburton Co.	(8)	(430)
Hess Corp.	(4,912)	(248,105)
Patterson-UTI Energy, Inc.	(28)	(661)
PHI, Inc. *	(5,239)	(60,196)
SemGroup Corp., Class A	(2,765)	(79,217)
SM Energy Co.	(1,954)	(45,626)
US Silica Holdings, Inc.	(150)	(4,994)
Total Energy		(511,685)
Financials - (14.2%)
AGNC Investment Corp., REIT	(10,659)	(200,283)

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - (14.2%) (continued)
Ally Financial, Inc.	(8,830)	$(262,869)
American International Group, Inc.	(3,534)	(225,893)
Arlington Asset Investment Corp., Class A	(3,646)	(38,283)
ARMOUR Residential REIT, Inc., REIT	(7,630)	(178,618)
Associated Capital Group, Inc., Class A	(2,124)	(73,597)
Banc of California, Inc.	(10,535)	(207,539)
Bank Of The Ozarks, Inc.	(52)	(2,597)
Blue Capital Reinsurance Holdings, Ltd. (Bermuda)	(10,615)	(128,972)
BofI Holding, Inc. *	(7)	(252)
Camden National Corp.	(304)	(12,908)
Capstar Financial Holdings, Inc. *	(4,908)	(96,000)
Chubb, Ltd. (Switzerland)	(1,127)	(175,981)
CIT Group, Inc.	(3,098)	(157,038)
Civista Bancshares, Inc.	(5,135)	(113,638)
Clifton Bancorp, Inc.	(5)	(82)
Credit Acceptance Corp. *	(685)	(225,851)
Donnelley Financial Solutions, Inc. *	(10,142)	(217,546)
First Defiance Financial Corp.	(3)	(167)
First Midwest Bancorp, Inc.	(4,884)	(121,416)
Glacier Bancorp, Inc.	(4)	(157)
Greenhill & Co., Inc.	(11,484)	(213,028)
Guaranty Bancshares, Inc.	(3,897)	(123,379)
HCI Group, Inc.	(50)	(1,748)
Home BancShares, Inc.	(9)	(216)
HomeStreet, Inc. *	(5,912)	(174,108)
Interactive Brokers Group, Inc., Class A	(3,294)	(210,783)
Lincoln National Corp.	(2,580)	(213,624)
Live Oak Bancshares, Inc.	(8,839)	(237,769)
MidSouth Bancorp, Inc.	(16,689)	(236,149)
MTGE Investment Corp., REIT	(8,325)	(141,525)
Navient Corp.	(79)	(1,126)
PacWest Bancorp.	(4,097)	(214,806)
PHH Corp. *	(18,335)	(164,465)
Pinnacle Financial Partners, Inc.	(3,179)	(201,231)
PJT Partners, Inc., Class A	(294)	(13,921)
Primerica, Inc.	(481)	(48,581)
Regional Management Corp. *	(8)	(227)
Republic First Bancorp, Inc. *	(23,013)	(203,665)
Safeguard Scientifics, Inc. *	(9,618)	(120,225)
Signature Bank/New York NY *	(1,645)	(253,330)
State Auto Financial Corp.	(3,726)	(110,923)

	Shares	Value
T Rowe Price Group, Inc.	(921)	$(102,811)
Voya Financial, Inc.	(1,834)	(95,203)
XL Group, Ltd. (Bermuda)	(6,240)	(229,882)
Total Financials		(5,752,412)
Health Care - (2.8%)
Achaogen, Inc. *	(8)	(88)
Aerie Pharmaceuticals, Inc. *	(428)	(23,476)
Aimmune Therapeutics, Inc. *	(1,170)	(41,196)
Alkermes PLC, PLC (Ireland)*	(4)	(229)
Arena Pharmaceuticals, Inc. *	(722)	(27,017)
Avexis, Inc. *	(1,271)	(157,261)
Becton Dickinson and Co.	(942)	(228,849)
Charles River Laboratories International, Inc. *	(227)	(23,935)
Corium International, Inc. *	(4,360)	(55,590)
Danaher Corp.	(959)	(97,127)
Evolent Health, Inc., Class A *	(15,312)	(215,899)
Global Blood Therapeutics, Inc. *	(1,497)	(86,676)
Jounce Therapeutics, Inc. *	(14)	(339)
Keryx Biopharmaceuticals, Inc. *	(21)	(97)
Loxo Oncology, Inc. *	(3)	(304)
Puma Biotechnology, Inc. *	(534)	(35,698)
Repligen Corp. *	(867)	(30,666)
Teladoc, Inc. *	(1,783)	(66,684)
Thermo Fisher Scientific, Inc.	(2)	(448)
Tivity Health, Inc. *	(705)	(27,319)
Total Health Care		(1,118,898)
Industrials - (9.7%)
Acuity Brands, Inc.	(1,302)	(201,081)
Aegion Corp. *	(4)	(100)
Axon Enterprise, Inc. *	(7,237)	(191,491)
CH Robinson Worldwide, Inc.	(2,701)	(247,033)
Dover Corp.	(2,330)	(247,469)
Exponent, Inc.	(3)	(222)
FedEx Corp.	(530)	(139,114)
Foundation Building Materials, Inc. *	(8,754)	(129,822)
Franklin Co.vey Co. *	(3,499)	(100,771)
Genesee & Wyoming, Inc., Class A *	(1,489)	(118,897)
HC2 Holdings, Inc. *	(4,473)	(26,838)
Healthcare Services Group, Inc.	(678)	(37,412)
Hertz Global Holdings, Inc. *	(119)	(2,729)
IHS Markit, Ltd. (United Kingdom)*	(2,655)	(126,723)
Insteel Industries, Inc.	(309)	(9,681)
Johnson Controls International PLC	(5,205)	(203,672)

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - (9.7%) (continued)
Kaman Corp.	(4,134)	$(259,202)
Lindsay Corp.	(1,878)	(167,536)
Macquarie Infrastructure Corp.	(3,151)	(209,069)
Mercury Systems, Inc. *	(3,905)	(187,518)
Multi-Color Corp.	(1,402)	(108,655)
NN, Inc.	(4,092)	(117,850)
Northwest Pipe Co. *	(11,974)	(227,506)
Parker-Hannifin Corp.	(1,033)	(208,067)
Quanta Services, Inc. *	(3,179)	(122,360)
Roper Technologies, Inc.	(817)	(229,242)
Snap-on, Inc.	(728)	(124,714)
Spirit Airlines, Inc. *	(2,007)	(84,535)
Team, Inc. *	(15)	(255)
Thermon Group Holdings, Inc. *	(931)	(21,580)
TransDigm Group, Inc.	(157)	(49,755)
Valmont Industries, Inc.	(2)	(327)
Total Industrials		(3,901,226)
Information Technology - (6.7%)
Advanced Micro Devices, Inc. *	(17)	(234)
Akamai Technologies, Inc. *	(3,219)	(215,641)
Amphenol Corp., Class A	(2,509)	(232,760)
Autodesk, Inc. *	(555)	(64,169)
Cars.com, Inc. *	(4,309)	(127,934)
CDK Global, Inc.	(2,356)	(167,959)
CommScope Holding Co, Inc. *	(6,152)	(237,652)
Diebold Nixdorf, Inc.	(12)	(221)
Ebix, Inc.	(1,700)	(139,570)
Fidelity National Information Services, Inc.	(2,196)	(224,783)
FireEye, Inc. *	(4,093)	(61,722)
GSI Technology, Inc. *	(11,305)	(90,779)
IAC/InterActiveCorp*	(2)	(290)
Inphi Corp. *	(1,022)	(30,527)
Leaf Group, Ltd. *	(134)	(1,173)
Majesco*	(472)	(2,733)
Maxwell Technologies, Inc. *	(36)	(208)
Microchip Technology, Inc.	(23)	(2,190)
MINDBODY, Inc., Class A *	(9)	(316)
Napco Security Technologies, Inc. *	(3,341)	(30,570)
Nuance Communications, Inc. *	(4,158)	(74,054)
NVIDIA Corp.	(3)	(737)
PROS Holdings, Inc. *	(3,845)	(111,659)
Symantec Corp.	(2,291)	(62,384)

	Shares	Value
Synchronoss Technologies, Inc. *	(3,830)	$(30,793)
TechTarget, Inc. *	(4)	(63)
Tyler Technologies, Inc. *	(285)	(57,430)
The Ultimate Software Group, Inc. *	(2)	(466)
ViaSat, Inc. *	(2,875)	(217,408)
WEX, Inc. *	(1,833)	(283,767)
Xerox Corp.	(7,296)	(249,013)
Total Information Technology		(2,719,205)
Materials - (3.7%)
Axalta Co.ating Systems, Ltd. *	(385)	(12,127)
Ball Corp.	(217)	(8,307)
Clearwater Paper Corp. *	(192)	(9,034)
Deltic Timber Corp.	(1)	(94)
Domtar Corp.	(1,433)	(73,599)
Eagle Materials, Inc.	(1,922)	(215,360)
Intrepid Potash, Inc. *	(4,803)	(18,684)
LSB Industries, Inc. *	(1,698)	(14,416)
Martin Marietta Materials, Inc.	(506)	(115,454)
The Mosaic Co.	(9,247)	(252,443)
PH Glatfelter Co.	(2,627)	(61,367)
Platform Specialty Products Corp. *	(11,979)	(140,274)
Schnitzer Steel Industries, Inc., Class A	(4,913)	(168,025)
The Sherwin-Williams Co.	(538)	(224,405)
TimkenSteel Corp. *	(7,843)	(126,978)
Verso Corp., Class A *	(2,584)	(41,499)
Warrior Met Coal, Inc.	(8)	(224)
Total Materials		(1,482,290)
Real Estate - (3.8%)
American Homes 4 Rent, Class A, REIT	(1,769)	(36,778)
CBL & Associates Properties, Inc., REIT	(2,402)	(13,355)
Digital Realty Trust, Inc., REIT	(795)	(89,000)
The Howard Hughes Corp. *	(564)	(71,041)
Mack-Cali Realty Corp., REIT	(7,260)	(145,708)
Maui Land & Pineapple Co., Inc. *	(11,638)	(160,023)
Pennsylvania Real Estate Investment Trust, REIT	(12,207)	(136,230)
Quality Care Properties, Inc., REIT *	(13,748)	(185,598)
Realty Income Corp., REIT	(3,468)	(184,463)
SL Green Realty Corp., REIT	(145)	(14,575)
Taubman Centers, Inc., REIT	(1,830)	(112,820)
Uniti Group, Inc., REIT *	(12,908)	(204,334)
Washington Prime Group, Inc., REIT	(30,914)	(203,414)
Total Real Estate		(1,557,339)

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - (1.2%)
CenturyLink, Inc.	(14,149)	$(251,993)
Zayo Group Holdings, Inc. *	(6,044)	(221,815)
Total Telecommunication Services		(473,808)
Utilities - (2.1%)
AquaVenture Holdings, Ltd. *	(12,365)	(188,072)
Connecticut Water Service, Inc.	(3,700)	(196,285)
Consolidated Edison, Inc.	(2,570)	(206,525)
DTE Energy Co.	(1,813)	(191,525)

	Shares	Value
NextEra Energy, Inc.	(239)	$(37,863)
RGC Resources, Inc.	(845)	(20,618)
Total Utilities		(840,888)
Total Common Stocks (Proceeds $(20,215,374))		(21,443,049)
Total Short Sales - (53.1%) (Proceeds $(20,215,374))		(21,443,049)
Other Assets, less Liabilities - 59.5%		24,048,909
Net Assets - 100.0%		$40,402,547

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $914,080 or 2.3% of net assets, were out on loan to various brokers.
[2]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and futures contracts. As of January 31, 2018, value of securities held in the segregated account was $14,289,421.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).
[5]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[6]	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are outstanding in short position.

REIT	Real Estate Investment Trust

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
S&P 500 E-Mini FUT Index	USD	211	Long	03/16/18	$29,812,190	$2,045,187
S&P 500 E-Mini FUT Index	USD	378	Short	03/16/18	(53,407,620)	(796,282)

Total					$(23,595,430)	$1,248,905

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks†	$21,638,015	—	—	$21,638,015
Short-Term Investments
Joint Repurchase Agreements	—	$957,142	—	957,142
Other Investment Companies	15,201,530	—	—	15,201,530

Total Assets	36,839,545	957,142	—	37,796,687

Liabilities
Common Stocks†	(21,443,049)	—	—	(21,443,049)

Net Investments in Securities	$15,396,496	$957,142	—	$16,353,638

Financial Derivative Instruments - Assets
Equity Contracts	$2,045,187	—	—	$2,045,187
Financial Derivative Instruments - Liabilities
Equity Contracts	(796,282)	—	—	(796,282)

Total Financial Derivative Instruments	$1,248,905	—	—	$1,248,905

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (unaudited) January 31, 2018

	Shares	Value
Exchange Traded Funds - 58.5%
iShares Global Infrastructure ETF[1]	27,711	$1,268,332
iShares iBoxx $ High Yield Corporate Bond ETF[1]	103,442	9,030,487
iShares iBoxx $ Investment Grade Corporate Bond ETF[2]	75,689	9,087,978
iShares TIPS Bond ETF[2]	67,898	7,679,943
Materials Select Sector SPDR Fund	20,109	1,265,862
SPDR Citi International Government Inflation-Protected Bond ETF[2]	25,987	1,559,220
VanEck Vectors Gold Miners ETF[1]	53,982	1,282,072
VanEck Vectors Natural Resource ETF	33,381	1,289,074
Vanguard Global ex-U.S. Real Estate ETF[1]	7,215	460,461
Vanguard REIT ETF[2]	46,695	3,709,918
Total Exchange Traded Funds (Cost $35,906,915)		36,633,347

	Notes
Exchange Traded Notes - 10.3%
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38*	46,847	1,243,554
iPath Bloomberg Commodity Index Total Return ETN, 06/12/36*,1	101,224	2,532,625
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index
Total Return, 10/24/22*	450,804	2,515,486
VelocityShares 3x Long Crude Oil ETN, 02/09/32*	5,646	172,993
Total Exchange Traded Notes (Cost $6,254,642)		6,464,658

Purchased Options - 0.3%
(See Open Purchased Options schedule) (Cost $254,597)		177,778

	Principal Amount
U.S. Government Obligations - 11.1%
United States Treasury Bill, 1.277%, 03/01/18[3,4]	$1,000,000	999,152
United States Treasury Bill, 1.340%, 03/15/18[2,3,4]	2,000,000	1,997,378
United States Treasury Bill, 1.412%, 04/05/18[2,3,4]	950,000	947,798
United States Treasury Bill, 1.497%, 04/26/18[2,4]	3,000,000	2,990,086
Total U.S. Government Obligations (Cost $6,935,294)		6,934,414

*	Non-income producing security.
[1]	Some orall of these securities, amounting to $7,993,181 or 12.8% of net assets, were out on loan to various brokers.
[2]	Some orall of these securities were held as collateral for written options as of January 31, 2018, amounting to $16,702,950 or 26.7% of net assets.

	Principal Amount	Value
Short-Term Investments - 33.4%
Joint Repurchase Agreements - 13.0%[5]
Cantor Fitzgerald Securities, Inc., dated 01/31/18, due 02/01/18, 1.350% total to be received $1,936,083 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 02/25/18 - 09/01/49, totaling $1,974,730)	$1,936,010	$1,936,010
Daiwa Capital Markets Americas, dated 01/31/18, due 02/01/18, 1.350% total to be received $1,936,083 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $1,974,678)	1,936,010	1,936,010
Jefferies LLC, dated 01/31/18, due 02/01/18, 1.440% total to be received $1,936,077 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.250%, 02/09/18 - 07/15/32, totaling $1,974,722)	1,936,000	1,936,000
JP Morgan Securities, dated 01/31/18, due 02/01/18, 1.370% total to be received $407,186 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.500%, 04/30/22 - 01/31/25, totaling $415,316)	407,171	407,171
RBC Dominion Securities, Inc., dated 01/31/18, due 02/01/18, 1.340% total to be received $1,936,082 (collateralized by various U.S. Government Agency Obligations, 1.375% - 5.000%, 03/31/19 - 09/09/49, totaling $1,974,730)	1,936,010	1,936,010
Total Joint Repurchase Agreements		8,151,201

	Shares
Other Investment Companies - 20.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.21%[6]	12,783,042	12,783,042
Total Short-Term Investments (Cost $20,934,243)		20,934,243
Total Investments - 113.6% (Cost $70,285,691)		71,144,440
Other Assets, less Liabilities - (13.6)%		(8,491,716)
Net Assets - 100.0%		$62,652,724

[3]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at January 31, 2018, amounted to $2,896,158 or 4.6% of net assets.
[4]	Represents yield to maturity at January 31, 2018.
[5]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

[6]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ETF	Exchange Traded Fund
ETN	Exchange Traded Notes
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TIPS	Treasury Inflation-Protected Securities

Open Purchased Options

Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value
EURO STOXX 50 (Put)	3,300	02/16/18	104	$2,582	$44,754	$2,582
EURO STOXX 50 (Put)	3,350	03/16/18	95	18,754	41,940	18,754
EURO STOXX 50 (Put)	3,350	04/20/18	84	32,956	26,731	32,956
S&P 500 Index (Put)	2,670	02/16/18	76	25,460	46,955	25,460
S&P 500 Index (Put)	2,690	02/16/18	56	23,296	40,068	23,296
S&P 500 Index (Put)	2,700	03/16/18	47	74,730	54,149	74,730

Total				$177,778	$254,597	$177,778

Open Written Options

Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
EURO STOXX 50 (Call)	3,775	02/16/18	104	$(775)	$16,512	$(775)
EURO STOXX 50 (Call)	3,800	03/16/18	95	(6,133)	19,965	(6,133)
EURO STOXX 50 (Call)	3,850	04/20/18	84	(8,135)	11,730	(8,135)
EURO STOXX 50 (Put)	3,175	02/16/18	104	(904)	26,490	(904)
EURO STOXX 50 (Put)	3,200	03/16/18	95	(8,256)	22,932	(8,256)
EURO STOXX 50 (Put)	3,200	04/20/18	84	(17,104)	14,195	(17,104)
S&P 500 Index (Call)	2,850	02/16/18	76	(120,080)	41,977	(120,080)
S&P 500 Index (Call)	2,855	03/16/18	47	(127,605)	184,611	(127,605)
S&P 500 Index (Call)	2,870	02/16/18	56	(50,120)	17,859	(50,120)
S&P 500 Index (Put)	2,550	02/16/18	76	(9,120)	31,759	(9,120)
S&P 500 Index (Put)	2,570	02/16/18	56	(8,960)	15,142	(8,960)
S&P 500 Index (Put)	2,600	03/16/18	47	(34,686)	27,161	(34,686)

Total				$(391,878)	$430,333	$(391,878)

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
Australia 10-Year Bond	AUD	41	Long	03/15/18	$3,303,787	$(87,330)
Australian SPI 200 Index	AUD	33	Long	03/15/18	3,976,088	(8,759)
Canadian 10-Year Bond	CAD	37	Long	03/20/18	3,977,650	(136,653)
EURO BUXL 30-Year Bond	EUR	16	Long	03/08/18	3,212,952	(104,660)
EURO STOXX 50	EUR	229	Long	03/16/18	10,235,399	59,385
FTSE 100 Index	GBP	24	Long	03/16/18	2,544,484	17,257
Hang Seng Index	HKD	9	Long	02/27/18	1,889,360	3,465
Russell 2000® Mini Index	USD	120	Long	03/16/18	9,456,000	388,147
S&P 500 E-Mini FUT Index	USD	23	Long	03/16/18	3,249,670	222,936

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
S&P 500 E-Mini MSCI Index	USD	118	Long	03/16/18	$7,421,020	$854,047
S&P/TSX 60 Index	CAD	22	Long	03/15/18	3,373,333	(39,113)
TOPIX Index	JPY	16	Long	03/08/18	2,695,979	62,744
U.K. 10-Year Gilt	GBP	33	Long	03/27/18	5,722,874	(99,384)
U.S. Treasury Long Bond	USD	24	Long	03/20/18	3,547,500	(127,733)

Total					$64,606,096	$1,004,349

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds†	$36,633,347	—	—	$36,633,347
Exchange Traded Notes†	6,464,658	—	—	6,464,658
Purchased Options
Equity Contracts	177,778	—	—	177,778
U.S. Government Obligations	—	$6,934,414	—	6,934,414
Short-Term Investments
Joint Repurchase Agreements	—	8,151,201	—	8,151,201
Other Investment Companies	12,783,042	—	—	12,783,042

Total Investments in Securities	$56,058,825	$15,085,615	—	$71,144,440

Financial Derivative Instruments - Assets
Equity Contracts	$1,607,981	—	—	$1,607,981
Financial Derivative Instruments - Liabilities
Equity Contracts	(439,750)	—	—	(439,750)
Interest Rate Contracts	(555,760)	—	—	(555,760)

Total Financial Derivative Instruments	$612,471	—	—	$612,471

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities, including securities sold short and option contracts, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Notes to Schedules of Portfolio of Investments (unaudited)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: March 30, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: March 30, 2018